Commitments - Summary of Minimum Future Commitments Under Contractual Agreements (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of commitments [line items]
Operating Leases	$ 1,087
Long-term debt, principal and estimated interest	12,718
Purchase Commitments	3,396
Capital Commitments	57
Other Commitments	318
Total	17,576
Not later than one year [member]
Disclosure of commitments [line items]
Operating Leases	216
Long-term debt, principal and estimated interest	1,341
Purchase Commitments	1,364
Capital Commitments	37
Other Commitments	114
Total	3,072
Later than one year and not later than three years [member]
Disclosure of commitments [line items]
Operating Leases	316
Long-term debt, principal and estimated interest	1,112
Purchase Commitments	949
Capital Commitments	18
Other Commitments	123
Total	2,518
Later than three years and not later than five years [member]
Disclosure of commitments [line items]
Operating Leases	212
Long-term debt, principal and estimated interest	1,576
Purchase Commitments	945
Capital Commitments	2
Other Commitments	61
Total	2,796
Over 5 years [member]
Disclosure of commitments [line items]
Operating Leases	343
Long-term debt, principal and estimated interest	8,689
Purchase Commitments	138
Other Commitments	20
Total	$ 9,190